Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS

	December 31,
	2018	2019
	(US$ in millions)
Cash at bank and on hand	$503	$585
Short-term bank deposits	2,173	1,886
	$2,676	$2,471

The cash and cash equivalents are denominated in the following currencies:

	December 31,
	2018	2019
	(US$ in millions)
HK$	$1,497	$1,712
US$	1,066	639
MOP	82	82
Singapore dollar	10	15
Japanese Yen	13	14
RMB	8	9
	$2,676	$2,471

As at December 31, 2018 and 2019, the effective interest rates on short-term bank deposits ranged from 1.4% to 3.1% and 2.3% to 2.9%, respectively, per annum. These deposits have maturities ranging from 8 to 88 days and 12 to 61 days, respectively.
The carrying values of cash equivalents are their fair values as at December 31, 2018 and 2019. The estimated fair value of the Group’s cash and cash equivalents is based on level 1 inputs (quoted market prices in active markets) as at December 31, 2018 and 2019. The maximum credit exposure of cash and cash equivalents of the Group as at December 31, 2018 and 2019 amounted to US$2,494 million and US$2,277 million, respectively.